INTANGIBLE ASSETS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012
Amortization expense of intangibles	$ 37,015	$ 32,991	$ 72,424	$ 65,256	$ 132,288	$ 100,420	$ 594,640	$ 667,064
Deferred Tax Liabilities, Deferred Expense, Capitalized Patent Costs					33,000		33,000
Capitalized Costs Related With Licenses and Patents					$ 2,769,497		$ 2,769,497
Minimum [Member]
Finite Lived Patents Expirations			2014
Maximum [Member]
Finite Lived Patents Expirations			2023